Significant Accounting Policies - Summary of Estimated Useful Economic Lives Assigned to Principal Categories of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2018
Computer Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful economic lives of intangible assets	2 to 10 years
Telecommunications Licences [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful economic lives of intangible assets	2 to 20 years
Customer Relationships and Brands [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful economic lives of intangible assets	1 to 15 years